Income taxes - Schedule of Income (loss) before income taxes (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income (loss) before income taxes	¥ (605,121,059)	$ (94,956,698)	¥ 403,429,239	¥ 36,589,708
CHINA
Income (loss) before income taxes	(15,493,030)		710,575,006	143,570,454
Foreign [Member]
Income (loss) before income taxes	¥ (589,628,029)		¥ (307,145,767)	¥ (106,980,746)